Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Accrued payroll	$ 41,000	$ 14,000
ASC842-ROU Asset	65,000	0
ASC842-ROU (Liability)	(67,000)	0
Gain from derivatives	(107,000)	0
Stock based compensation	119,000	0
Depreciation	(1,000)	0
Net operating loss	5,861,000	5,239,000
Net deferred tax assets (liabilities)	5,911,000	5,253,000
Valuation allowance	(5,911,000)	(5,253,000)
Net deferred tax assets (liabilities)	$ 0	$ 0